T. ROWE PRICE U.S. High Yield Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  11.9% (1)
Consumer Goods  2.8%
Journey Personal Care, FRN, 1M TSFR + 4.25%, 9.616%,
3/1/28  4,861 4,841
Naked Juice, FRN, 3M TSFR + 6.00%, 11.435%, 1/24/30  5,596 4,117
Varsity Brands, FRN, 3M TSFR + 3.75%, 8/26/31 (2) 4,835 4,812
13,770
Energy  0.9%
GIP III Stetson I, FRN, 1M TSFR + 3.50%, 8.747%, 10/31/28  4,483 4,492
4,492
Financial Services  0.5%
Osaic Holdings, FRN, 1M TSFR + 4.00%, 9.247%, 8/17/28  2,291 2,268
2,268
Health Care  1.4%
Endo Finance Holdings, FRN, 3M TSFR + 4.50%, 9.783%,
4/23/31  2,340 2,334
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 8.061%,
12/19/30  4,429 4,433
6,767
Leisure  1.3%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%,
2/6/31  5,865 5,856
Life Time, FRN, 3M TSFR + 4.00%, 9.514%, 1/15/26  706 708
6,564
Media  0.9%
Magnite, FRN, 1M TSFR + 4.50%, 9.747%, 2/6/31  4,579 4,604
4,604
Retail  0.7%
Victra Holdings, FRN, 3M TSFR + 6.50%, 11.835%, 3/31/29 (2) 3,460 3,477
3,477
Technology & Electronics  2.3%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.286%, 2/24/31  4,755 4,773
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.835%,
3/21/31  2,080 2,088
UKG, FRN, 3M TSFR + 3.25%, 8.555%, 2/10/31  4,745 4,755
11,616
Transportation  1.1%
WestJet Loyalty, FRN, 3M TSFR + 3.75%, 9.082%, 2/14/31  5,377 5,349
5,349
Total Bank Loans (Cost $59,854) 58,907

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  81.2%
Automotive  2.8%
Adient Global Holdings, 8.25%, 4/15/31 (3) 3,595 3,820
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3) 4,848 4,933
Clarios Global, 8.50%, 5/15/27 (3) 4,835 4,883
13,636
Basic Industry  5.3%
Camelot Return Merger Sub, 8.75%, 8/1/28 (3) 4,455 4,388
ERO Copper, 6.50%, 2/15/30 (3) 5,075 4,970
First Quantum Minerals, 6.875%, 10/15/27 (3) 4,575 4,542
LGI Homes, 8.75%, 12/15/28 (3) 4,425 4,701
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (3) 2,015 2,060
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%,
3/15/26 (3)(4) 5,760 5,717
26,378
Capital Goods  3.9%
AAR Escrow Issuer, 6.75%, 3/15/29 (3) 4,815 4,972
Bombardier, 7.25%, 7/1/31 (3) 4,645 4,871
TransDigm, 6.75%, 8/15/28 (3) 4,570 4,690
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 4,670 4,641
19,174
Consumer Goods  3.0%
Coty, 6.625%, 7/15/30 (3) 4,653 4,804
HLF Financing, 12.25%, 4/15/29 (3) 4,954 4,929
Sigma Holdco, 7.875%, 5/15/26 (3) 4,891 4,818
14,551
Energy  20.0%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 4,505 4,623
Civitas Resources, 8.75%, 7/1/31 (3) 6,490 7,001
Comstock Resources, 6.75%, 3/1/29 (3) 5,175 5,072
CVR Energy, 8.50%, 1/15/29 (3) 5,005 5,080
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (5) 7,920 8,246
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (3) 4,805 5,093
Energy Transfer, VR, 8.00%, 5/15/54 (5) 5,075 5,394
Energy Transfer, Series F, VR, 6.75% (5)(6) 760 754
Energy Transfer, Series H, VR, 6.50% (5)(6) 5,090 5,052
Harvest Midstream I, 7.50%, 9/1/28 (3) 2,540 2,591
Howard Midstream Energy Partners, 7.375%, 7/15/32 (3) 4,080 4,213
Kinetik Holdings, 6.625%, 12/15/28 (3) 4,620 4,753
Matador Resources, 6.50%, 4/15/32 (3) 1,145 1,159
NGL Energy Operating, 8.125%, 2/15/29 (3) 4,825 4,915
PBF Holding, 7.875%, 9/15/30 (3) 4,740 4,918

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Permian Resources Operating, 7.00%, 1/15/32 (3) 4,650 4,871
SM Energy, 7.00%, 8/1/32 (3) 3,238 3,311
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (3)(5) 4,740 4,882
Sunoco, 7.00%, 5/1/29 (3) 4,725 4,933
Tallgrass Energy Partners, 7.375%, 2/15/29 (3) 2,540 2,591
Venture Global LNG, 7.00%, 1/15/30 (3) 4,850 4,953
Weatherford International, 8.625%, 4/30/30 (3) 4,503 4,661
99,066
Financial Services  10.3%
Aretec Group, 10.00%, 8/15/30 (3) 8,730 9,341
Credit Acceptance, 9.25%, 12/15/28 (3) 5,010 5,367
Encore Capital Group, 9.25%, 4/1/29 (3) 4,835 5,137
FirstCash, 6.875%, 3/1/32 (3) 4,893 5,015
OneMain Finance, 7.875%, 3/15/30  4,850 5,056
Osaic Holdings, 10.75%, 8/1/27 (3) 10,440 10,675
PennyMac Financial Services, 7.875%, 12/15/29 (3) 5,047 5,344
PRA Group, 8.375%, 2/1/28 (3) 4,855 4,940
50,875
Health Care  5.8%
CHS, 8.00%, 12/15/27 (3) 7,150 7,150
Endo Finance Holdings, 8.50%, 4/15/31 (3) 2,410 2,555
Heartland Dental, 10.50%, 4/30/28 (3) 8,942 9,568
IQVIA, 6.50%, 5/15/30 (3) 4,810 4,972
Tenet Healthcare, 6.25%, 2/1/27  4,366 4,366
28,611
Insurance  2.3%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (3) 4,660 4,806
Panther Escrow Issuer, 7.125%, 6/1/31 (3) 6,090 6,341
11,147
Leisure  5.0%
Carnival, 6.00%, 5/1/29 (3) 4,690 4,701
Carnival Holdings Bermuda, 10.375%, 5/1/28 (3) 4,265 4,601
Life Time, 5.75%, 1/15/26 (3) 1,634 1,634
NCL, 8.375%, 2/1/28 (3) 4,395 4,615
Six Flags Entertainment, 7.25%, 5/15/31 (3) 8,978 9,292
24,843
Media  3.3%
CCO Holdings, 4.50%, 5/1/32  5,950 5,058
DISH Network, 11.75%, 11/15/27 (3) 4,406 4,461
Midcontinent Communications, 8.00%, 8/15/32 (3) 2,032 2,022
Outfront Media Capital, 7.375%, 2/15/31 (3) 4,665 4,933
16,474

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate  0.9%
Brookfield Property REIT, 4.50%, 4/1/27 (3) 4,630 4,468
4,468
Retail  3.7%
Cougar JV Subsidiary, 8.00%, 5/15/32 (3) 4,073 4,292
eG Global Finance, 12.00%, 11/30/28 (3) 4,605 4,951
LCM Investments Holdings II, 8.25%, 8/1/31 (3) 2,830 2,996
Victra Holdings, 7.75%, 2/15/26 (3) 6,067 6,082
18,321
Services  4.5%
Avis Budget Car Rental, 8.00%, 2/15/31 (3) 4,845 4,796
Ritchie Bros Holdings, 6.75%, 3/15/28 (3) 2,475 2,543
Ritchie Bros Holdings, 7.75%, 3/15/31 (3) 2,045 2,168
Sabre GLBL, 11.25%, 12/15/27 (3) 5,060 5,136
Williams Scotsman, 7.375%, 10/1/31 (3) 7,404 7,756
22,399
Technology & Electronics  3.0%
Cloud Software Group, 8.25%, 6/30/32 (3) 4,820 5,037
McAfee, 7.375%, 2/15/30 (3) 4,825 4,614
NCR Atleos, 9.50%, 4/1/29 (3) 400 439
Open Text, 6.90%, 12/1/27 (3) 4,571 4,788
14,878
Telecommunications  1.5%
Level 3 Financing, 10.50%, 4/15/29 (3) 5,675 6,086
Telesat Canada, 6.50%, 10/15/27 (3) 4,080 1,270
7,356
Transportation  1.9%
American Airlines, 5.75%, 4/20/29 (3) 4,855 4,758
VistaJet Malta Finance, 9.50%, 6/1/28 (3) 4,820 4,531
9,289
Utility  4.0%
NRG Energy, VR, 10.25% (3)(5)(6) 4,730 5,256
Talen Energy Supply, 8.625%, 6/1/30 (3) 4,635 4,995
Vistra, VR, 8.00% (3)(5)(6) 9,286 9,576
19,827
Total Corporate Bonds (Cost $391,911) 401,293

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS  0.6%
Financial Services  0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 3,029
Total Preferred Stocks (Cost $2,727) 3,029
SHORT-TERM INVESTMENTS  5.7%
Money Market Funds  5.7%
T. Rowe Price Government Reserve Fund, 5.34% (7)(8) 28,274 28,274
Total Short-Term Investments (Cost $28,274) 28,274
Total Investments in Securities 99.4%
(Cost $482,766) $ 491,503
Other Assets Less Liabilities 0.6% 3,183
Net Assets 100.0% $ 494,686

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $367,367 and represents 74.3% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ —# $ — $ 282+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 10,444  ¤  ¤ $ 28,274^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $282 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,274.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. High Yield Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 460,200 $ — $ 460,200
Preferred Stocks — 3,029 — 3,029
Short-Term Investments 28,274 — — 28,274
Total $ 28,274 $ 463,229 $ — $ 491,503
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1106-054Q1 08/24